INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 462,000,000	€ 478,000,000	€ 451,000,000
P&ARP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	455,000,000
Carrying value	1,500,000,000
Recoverable value	2,000,000,000
Goodwill impairment	€ 0
Cash flow rates	40.00%
P&ARP | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate to estimate normative cash flows	9.50%
P&ARP | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate used to estimate normative cash flow	1.50%
A&T
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 5,000,000
AS&I
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 2,000,000